JPMorgan Equity Premium Income Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 85.4%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	132	13,203
Northrop Grumman Corp.	18	9,425
RTX Corp.	316	38,292
Textron, Inc.	327	28,958
TransDigm Group, Inc.	7	10,441
		100,319
Air Freight & Logistics — 1.2%
FedEx Corp.	84	22,997
United Parcel Service, Inc., Class B	421	57,328
		80,325
Banks — 0.3%
US Bancorp	481	22,006
Beverages — 3.4%
Coca-Cola Co. (The)	1,106	79,443
Monster Beverage Corp. *	1,136	59,291
PepsiCo, Inc.	493	83,806
		222,540
Biotechnology — 3.9%
AbbVie, Inc.	508	100,308
Regeneron Pharmaceuticals, Inc. *	77	81,225
Vertex Pharmaceuticals, Inc. *	165	76,427
		257,960
Broadline Retail — 1.5%
Amazon.com, Inc. *	526	97,929
Building Products — 2.1%
Carrier Global Corp.	317	25,501
Trane Technologies plc	289	112,241
		137,742
Capital Markets — 1.6%
Ameriprise Financial, Inc.	71	33,384
CME Group, Inc.	319	70,397
		103,781
Chemicals — 2.0%
Dow, Inc.	473	25,817
Linde plc	147	70,360
LyondellBasell Industries NV, Class A	171	16,414
PPG Industries, Inc.	131	17,371
		129,962
Communications Equipment — 0.3%
Motorola Solutions, Inc.	43	19,090
Consumer Finance — 0.5%
American Express Co.	127	34,303

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	80	70,366
Walmart, Inc.	509	41,114
		111,480
Electric Utilities — 3.2%
Entergy Corp.	84	11,050
NextEra Energy, Inc.	835	70,561
PG&E Corp.	1,316	26,025
Southern Co. (The)	1,135	102,379
		210,015
Electrical Equipment — 1.9%
AMETEK, Inc.	58	9,974
Eaton Corp. plc	214	70,802
Emerson Electric Co.	406	44,435
		125,211
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	89	14,155
Financial Services — 5.5%
Berkshire Hathaway, Inc., Class B *	99	45,308
Corpay, Inc. *	147	46,043
Fiserv, Inc. *	314	56,440
Jack Henry & Associates, Inc.	149	26,361
Mastercard, Inc., Class A	200	98,971
Visa, Inc., Class A	314	86,228
		359,351
Food Products — 1.3%
Mondelez International, Inc., Class A	1,163	85,685
Ground Transportation — 1.0%
CSX Corp.	1,529	52,820
Union Pacific Corp.	58	14,236
		67,056
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	353	40,229
Boston Scientific Corp. *	330	27,678
Medtronic plc	407	36,638
Stryker Corp.	222	80,256
		184,801
Health Care Providers & Services — 1.7%
Elevance Health, Inc.	55	28,592
UnitedHealth Group, Inc.	147	85,945
		114,537
Health Care REITs — 0.2%
Welltower, Inc.	81	10,403

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	10	41,557
Chipotle Mexican Grill, Inc. *	991	57,143
McDonald's Corp.	85	25,891
Yum! Brands, Inc.	574	80,164
		204,755
Household Products — 1.9%
Church & Dwight Co., Inc.	396	41,501
Procter & Gamble Co. (The)	485	83,905
		125,406
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	407	84,119
Industrial REITs — 0.6%
Prologis, Inc.	298	37,640
Insurance — 3.8%
Aon plc, Class A	30	10,164
Arthur J Gallagher & Co.	40	11,285
Chubb Ltd.	84	24,331
MetLife, Inc.	252	20,774
Progressive Corp. (The)	430	109,210
Travelers Cos., Inc. (The)	312	72,955
		248,719
Interactive Media & Services — 3.0%
Alphabet, Inc., Class A	516	85,576
Meta Platforms, Inc., Class A	193	110,734
		196,310
IT Services — 1.7%
Accenture plc, Class A (Ireland)	164	57,802
Cognizant Technology Solutions Corp., Class A	711	54,886
		112,688
Life Sciences Tools & Services — 1.7%
Danaher Corp.	100	27,892
Thermo Fisher Scientific, Inc.	139	86,036
		113,928
Machinery — 2.1%
Deere & Co.	101	42,377
Dover Corp.	56	10,652
Ingersoll Rand, Inc.	239	23,472
Otis Worldwide Corp.	610	63,419
		139,920
Media — 1.3%
Comcast Corp., Class A	2,045	85,424
Multi-Utilities — 1.9%
CMS Energy Corp.	570	40,261

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
Dominion Energy, Inc.	208	11,999
DTE Energy Co.	55	7,103
Public Service Enterprise Group, Inc.	740	66,022
		125,385
Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips	517	54,456
EOG Resources, Inc.	432	53,029
Exxon Mobil Corp.	566	66,358
		173,843
Personal Care Products — 0.2%
Kenvue, Inc.	612	14,154
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	1,024	52,957
Eli Lilly & Co.	71	63,150
Johnson & Johnson	101	16,420
Merck & Co., Inc.	329	37,379
		169,906
Professional Services — 0.3%
Leidos Holdings, Inc.	114	18,594
Residential REITs — 0.0% ^
Equity LifeStyle Properties, Inc.	39	2,767
Semiconductors & Semiconductor Equipment — 6.2%
Analog Devices, Inc.	361	83,028
ASML Holding NV (Registered), NYRS (Netherlands)	34	28,444
Marvell Technology, Inc.	225	16,203
Micron Technology, Inc.	203	21,051
NVIDIA Corp.	766	93,078
NXP Semiconductors NV (China)	360	86,520
Texas Instruments, Inc.	368	75,934
		404,258
Software — 5.4%
Cadence Design Systems, Inc. *	100	27,191
Intuit, Inc.	129	80,021
Microsoft Corp.	223	95,927
Salesforce, Inc.	190	52,007
ServiceNow, Inc. *	106	95,281
Synopsys, Inc. *	10	4,940
		355,367
Specialized REITs — 2.0%
American Tower Corp.	84	19,670
Equinix, Inc.	66	58,646
SBA Communications Corp.	213	51,178
		129,494

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 3.7%
AutoZone, Inc. *	18	56,222
Burlington Stores, Inc. *	57	15,100
Lowe's Cos., Inc.	354	95,901
Ross Stores, Inc.	422	63,510
TJX Cos., Inc. (The)	128	15,064
		245,797
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	193	44,943
Seagate Technology Holdings plc	241	26,446
		71,389
Tobacco — 0.4%
Altria Group, Inc.	197	10,043
Philip Morris International, Inc.	153	18,545
		28,588
Trading Companies & Distributors — 0.6%
United Rentals, Inc.	30	24,326
WW Grainger, Inc.	13	13,128
		37,454
Total Common Stocks (Cost $4,266,459)		5,614,556
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 13.4%
Barclays Bank plc, ELN, 47.75%, 10/25/2024, (linked to S&P 500 Index) (United Kingdom) (a)	11	60,355
Barclays Bank plc, ELN, 54.30%, 10/15/2024, (linked to S&P 500 Index) (United Kingdom) (a)	11	57,161
BNP Paribas, ELN, 46.95%, 10/28/2024, (linked to S&P 500 Index) (a)	11	59,328
BNP Paribas, ELN, 52.90%, 10/18/2024, (linked to S&P 500 Index) (a)	12	55,662
BofA Finance LLC, ELN, 41.66%, 11/1/2024, (linked to S&P 500 Index) (a)	10	57,633
BofA Finance LLC, ELN, 41.77%, 10/4/2024, (linked to S&P 500 Index) (a)	11	62,159
BofA Finance LLC, ELN, 44.74%, 10/29/2024, (linked to S&P 500 Index) (a)	11	61,867
BofA Finance LLC, ELN, 52.20%, 10/16/2024, (linked to S&P 500 Index) (a)	12	56,133
Citigroup Global Markets Holdings, Inc., ELN, 44.08%, 11/5/2024, (linked to S&P 500 Index) (a)	10	57,911
Mizuho Markets Cayman LP, ELN, 49.32%, 10/22/2024, (linked to S&P 500 Index) (Japan) (a)	11	59,101
Morgan Stanley Finance LLC, ELN, 49.04%, 10/11/2024, (linked to S&P 500 Index) (b)	11	57,333
Royal Bank of Canada, ELN, 42.90%, 11/4/2024, (linked to S&P 500 Index) (Canada) (a)	10	57,539
Royal Bank of Canada, ELN, 45.65%, 10/7/2024, (linked to S&P 500 Index) (Canada) (a)	11	60,592
Societe Generale SA, ELN, 45.77%, 10/8/2024, (linked to S&P 500 Index) (a)	11	59,745
Societe Generale SA, ELN, 49.74%, 10/21/2024, (linked to S&P 500 Index) (a)	11	58,070
Total Equity-Linked Notes (Cost $917,951)		880,589

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (c) (d) (Cost $68,987)	68,946	68,988
Total Investments — 99.9% (Cost $5,253,397)		6,564,133
Other Assets Less Liabilities — 0.1%		6,767
NET ASSETS — 100.0%		6,570,900

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2024.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	130	12/20/2024	USD	37,801	504

Abbreviations
USD	United States Dollar

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$5,614,556	$—	$—	$5,614,556
Equity Linked Notes	—	880,589	—	880,589

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$68,988	$—	$—	$68,988
Total Investments in Securities	$5,683,544	$880,589	$—	$6,564,133
Appreciation in Other Financial Instruments
Futures Contracts	$504	$—	$—	$504
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$—	$854,498	$785,530	$20	$— (c)	$68,988	68,946	$372	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	—	1,105	1,105	—	—	—	—	1	—
Total	$—	$855,603	$786,635	$20	$— (c)	$68,988		$373	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
(c)	Amount rounds to less than one thousand.